GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
Goodwill	$ 10,050,277	$ 8,761,725	$ 8,045,263	$ 8,548,608
Amortization of intangible assets	$ 1,587,401	1,296,475
Revision of Prior Period, Adjustment [Member]
Goodwill		$ (503,345)